Common and Preferred Shares	12 Months Ended
Dec. 31, 2015
Common and Preferred Shares [Abstract]
Common And Preferred Shares
Common and Preferred Shares

Common Shares
The Board of Trustees declared cash dividends totaling $3.63 and $3.42 per common share for the years ended December 31, 2015 and 2014, respectively.

Of the total dividends calculated for tax purposes, the amounts characterized as ordinary income, return of capital and long-term capital gain for cash dividends paid per common share for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Taxable ordinary income	$3.0674	$3.0364
Return of capital	0.5451	0.3619
Long-term capital gain	—	—
Unrecaptured Sec. 1250 Gain	—	—
Totals	$3.6125	$3.3983

On September 23, 2014, the Company issued 3,680,000 common shares in a registered public offering for total net proceeds, after the underwriting discount and offering expenses, of approximately $184.2 million. The net proceeds from the public offering were used to pay down the Company’s unsecured revolving credit facility.

During the year ended December 31, 2014, the Company issued an aggregate of 1,563,709 common shares under the direct share purchase component of its Dividend Reinvestment and Direct Share Purchase Plan (DSPP) for total net proceeds of $79.5 million.

During the year ended December 31, 2015, the Company issued an aggregate of 3,530,058 common shares under its DSPP for net proceeds of $190.3 million.

On January 21, 2016, the Company issued 2,250,000 common shares in a registered public offering for a total net proceeds, after the underwriting discount and offering expenses of approximately $125.0 million. The net proceeds from the public offering were used to pay down the Company's unsecured revolving credit facility.

Series C Convertible Preferred Shares
The Company has outstanding 5.4 million 5.75% Series C cumulative convertible preferred shares (Series C preferred shares). The Company will pay cumulative dividends on the Series C preferred shares from the date of original issuance in the amount of $1.4375 per share each year, which is equivalent to 5.75% of the $25 liquidation preference per share. Dividends on the Series C preferred shares are payable quarterly in arrears. The Company does not have the right to redeem the Series C preferred shares except in limited circumstances to preserve the Company’s REIT status. The Series C preferred shares have no stated maturity and will not be subject to any sinking fund or mandatory redemption. As of December 31, 2015, the Series C preferred shares are convertible, at the holder’s option, into the Company’s common shares at a conversion rate of 0.3758 common shares per Series C preferred share, which is equivalent to a conversion price of $66.52 per common share. This conversion ratio may increase over time upon certain specified triggering events including if the Company’s common dividends per share exceeds a quarterly threshold of $0.6875.

Upon the occurrence of certain fundamental changes, the Company will under certain circumstances increase the conversion rate by a number of additional common shares or, in lieu thereof, may in certain circumstances elect to adjust the conversion rate upon the Series C preferred shares becoming convertible into shares of the public acquiring or surviving company.

The Company may, at its option, cause the Series C preferred shares to be automatically converted into that number of common shares that are issuable at the then prevailing conversion rate. The Company may exercise its conversion right only if, at certain times, the closing price of the Company’s common shares equals or exceeds 135% of the then prevailing conversion price of the Series C preferred shares.

Owners of the Series C preferred shares generally have no voting rights, except under certain dividend defaults. Upon conversion, the Company may choose to deliver the conversion value to the owners in cash, common shares, or a combination of cash and common shares.

The Board of Trustees declared cash dividends totaling $1.4375 per Series C preferred share for each of the years ended December 31, 2015 and 2014, respectively. The total amount of cash dividends paid per Series C preferred share of $1.4375 for the years ended December 31, 2015 and 2014 were characterized as taxable ordinary income.

Series E Convertible Preferred Shares
The Company has outstanding 3.5 million 9.00% Series E cumulative convertible preferred shares (Series E preferred shares). The Company will pay cumulative dividends on the Series E preferred shares from the date of original issuance in the amount of $2.25 per share each year, which is equivalent to 9.00% of the $25 liquidation preference per share. Dividends on the Series E preferred shares are payable quarterly in arrears. The Company does not have the right to redeem the Series E preferred shares except in limited circumstances to preserve the Company’s REIT status. The Series E preferred shares have no stated maturity and will not be subject to any sinking fund or mandatory redemption. As of December 31, 2015, the Series E preferred shares are convertible, at the holder’s option, into the Company’s common shares at a conversion rate of 0.4573 common shares per Series E preferred share, which is equivalent to a conversion price of $54.67 per common share. This conversion ratio may increase over time upon certain specified triggering events including if the Company’s common dividends per share exceeds a quarterly threshold of $0.84.

Upon the occurrence of certain fundamental changes, the Company will under certain circumstances increase the conversion rate by a number of additional common shares or, in lieu thereof, may in certain circumstances elect to adjust the conversion rate upon the Series E preferred shares becoming convertible into shares of the public acquiring or surviving company.

The Company may, at its option, cause the Series E preferred shares to be automatically converted into that number of common shares that are issuable at the then prevailing conversion rate. The Company may exercise its conversion right only if, at certain times, the closing price of the Company’s common shares equals or exceeds 150% of the then prevailing conversion price of the Series E preferred shares.

Owners of the Series E preferred shares generally have no voting rights, except under certain dividend defaults. Upon conversion, the Company may choose to deliver the conversion value to the owners in cash, common shares, or a combination of cash and common shares.

The Board of Trustees declared cash dividends totaling $2.25 per Series E preferred share for the years ended December 31, 2015 and 2014. The total amount of cash dividends paid per Series E preferred share of $2.25 for each of the years ended December 31, 2015 and 2014 were characterized as taxable ordinary income.

Series F Preferred Shares
The Company has outstanding 5.0 million shares of 6.625% Series F cumulative redeemable preferred shares (Series F preferred shares). The Company will pay cumulative dividends on the Series F preferred shares from the date of original issuance in the amount of $1.65625 per share each year, which is equivalent to 6.625% of the $25.00 liquidation preference per share. Dividends on the Series F preferred shares are payable quarterly in arrears. The Company may not redeem the Series F preferred shares before October 12, 2017, except in limited circumstances to preserve the Company’s REIT status or in connection with a change of control. On or after October 12, 2017, the Company may, at its option, redeem the Series F preferred shares in whole at any time or in part from time to time by paying $25.00 per share, plus any accrued and unpaid dividends up to and including the date of redemption. The Series F preferred shares have no stated maturity and will not be subject to any sinking fund or mandatory redemption. The Series F preferred shares are not convertible into any of the Company's securities, except under certain circumstances in connection with a change of control. Owners of the Series F preferred shares generally have no voting rights except under certain dividend defaults.

The Board of Trustees declared cash dividends totaling $1.65625 per Series F preferred share for the years ended December 31, 2015 and 2014. The total amount of cash dividends paid per Series F preferred share of $1.65625 for the years ended December 31, 2015 and 2014 were characterized as taxable ordinary income.